As filed with the Securities and Exchange Commission on November 20, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2013

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Frontegra SAM Global Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 95.9%
	Australia 1.7%
13,710	National Australia Bank Ltd.	$362,504

	Canada 6.9%
5,650	Bank of Nova Scotia	309,733
2,090	Canadian Imperial Bank of Commerce	163,590
42,920	Sherritt International Corp.	217,416
2,524	Teck Resources Ltd. - Class B	74,480
10,420	TELUS Corp.	657,252
		1,422,471
	France 4.4%
5,500	Cie de St-Gobain	193,198
14,600	Total SA	724,203
		917,401
	Germany 2.7%
3,800	Adidas AG	311,743
2,200	Fresenius SE & Co. KGaA	255,401
		567,144
	Israel 2.5%
12,270	Teva Pharmaceutical Industries Ltd. - ADR	508,101

	Italy 4.4%
14,600	Eni SpA	319,325
31,200	Fiat Industrial SpA	304,911
62,900	Snam SpA	278,862
		903,098
	Japan 5.3%
9,000	Keihin Corp.	106,445
58,000	Marubeni Corp.	370,118
41,500	Stanley Electric Co. Ltd.	614,736
		1,091,299
	Netherlands 3.3%
7,200	Koninklijke DSM NV	358,991
18,300	Koninklijke KPN NV	139,829
8,303	Koninklijke Philips Electronics NV	193,710
		692,530
	Norway 2.0%
8,100	Aker Solutions ASA	153,406
20,600	DnB NOR ASA	252,605
		406,011
	Switzerland 10.9%
8,800	Noble Corp.	314,864
3,100	Roche Holding AG	579,128
6,900	Swiss RE AG	443,493
1,050	Swisscom AG	422,009
2,000	Zurich Financial Services AG	498,033
		2,257,527
	United Kingdom 7.1%
71,170	Barclays PLC	246,918
101,870	BT Group PLC	379,502
170,200	Legal & General Group PLC	362,514
12,137	Travis Perkins PLC	204,024
57,200	WM Morrison Supermarkets PLC	263,430
		1,456,388
	United States 44.7%
17,600	Dell, Inc.	173,536
28,430	Hartford Financial Services Group, Inc.	552,679
10,968	Hewlett-Packard Co.	187,114
3,205	International Business Machines Corp.	664,878
7,236	Kimberly-Clark Corp.	620,704
10,900	Life Technologies Corp. (a)	532,792
10,336	Limited Brands, Inc.	509,151
300	MasterCard, Inc. - Class A	135,444
3,406	McDonald's Corp.	312,501
21,890	Microsoft Corp.	651,884
9,431	Occidental Petroleum Corp.	811,631
21,800	Oracle Corp.	686,482
2,900	Parker Hannifin Corp.	242,382
31,706	Pfizer, Inc.	787,894
12,950	Reynolds American, Inc.	561,253
8,100	SanDisk Corp. (a)	351,783
27,100	The Kroger Co.	637,934
10,292	The Procter & Gamble Co.	713,853
1,900	UnitedHealth Group, Inc.	105,279
		9,239,174
	Total Common Stocks
	(Cost $17,957,185)	19,823,648

	PREFERRED STOCKS 1.2%
	Germany 1.2%
3,096	Henkel AG & Co. KGaA	246,230
	Total Preferred Stocks
	(Cost $141,343)	246,230

	SHORT-TERM INVESTMENTS 2.6%
	Investment Company 2.6%
540,424	STIT-STIC Prime Portfolio - Institutional Class, 0.08%	540,424
	Total Short-Term Investments
	(Cost $540,424)	540,424

	Total Investments 99.7%
	(Cost $18,638,952)	20,610,302

	Other Assets in Excess of Liabilities 0.3%	55,373

	TOTAL NET ASSETS 100.0%	$20,665,675

(a) Non-Income Producing.
ADR - American Depositary Receipt.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$18,638,952
Gross unrealized appreciation	2,777,147
Gross unrealized depreciation	(805,797)
Net unrealized appreciation	$1,971,350

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra MFG Global Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.5%
	France 4.3%
83,409	Danone	$5,135,219

	Netherlands 3.1%
105,179	Unilever NV	3,720,962

	Switzerland 9.8%
69,997	Nestle SA	4,413,421
118,230	Novartis AG	7,234,595
		11,648,016
	United Kingdom 5.0%
1,108,815	Tesco PLC	5,944,525

	United States 75.3%
78,612	American Express Co.	4,469,878
15,104	Colgate-Palmolive Co.	1,619,451
136,822	eBay, Inc. (a)	6,623,552
123,033	General Mills, Inc.	4,902,865
10,837	Google, Inc. - Class A (a)	8,176,517
62,265	Johnson & Johnson	4,290,681
125,908	Kraft Foods Group, Inc. - Class A (a)	5,206,296
236,341	Lowe's Companies, Inc.	7,146,951
8,413	MasterCard, Inc. - Class A	3,798,301
59,827	McDonald's Corp.	5,489,127
53,647	Mondelez International, Inc. - Class A	1,424,328
57,312	State Street Corp.	2,404,812
73,616	Target Corp.	4,672,408
142,894	The Bank of New York Mellon Corp.	3,232,262
34,499	The Coca-Cola Co.	1,308,547
134,109	U.S. Bancorp	4,599,939
35,548	Visa, Inc. - Class A	4,773,385
56,392	Wal-Mart Stores, Inc.	4,161,730
148,149	Wells Fargo & Co.	5,115,585
93,729	Yum! Brands, Inc.	6,217,982
		89,634,597
	Total Common Stocks
	(Cost $110,010,144)	116,083,319

	SHORT-TERM INVESTMENTS 1.6%
	Investment Company 1.6%
1,872,540	STIT-STIC Liquid Assets Portfolio - Institutional Class, 0.17%	1,872,540
	Total Short-Term Investments
	(Cost $1,872,540)	1,872,540

	Total Investments 99.1%
	(Cost $111,882,684)	117,955,859

	Other Assets in Excess of Liabilities 0.9%	1,102,518

	TOTAL NET ASSETS 100.0%	$119,058,377

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$111,882,684
Gross unrealized appreciation	7,398,093
Gross unrealized depreciation	(1,324,918)
Net unrealized appreciation	$6,073,175

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra MFG Core Infrastructure Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.1%
	Australia 7.7%
5,190	APA Group	$25,518
8,135	DUET Group	17,214
13,024	Envestra Ltd.	12,226
26,305	SP AusNet	28,514
11,844	Spark Infrastructure Group	20,026
15,656	Sydney Airport	51,318
12,158	Transurban Group	75,669
		230,485
	Austria 0.3%
185	Flughafen Wien AG	8,575

	Belgium 0.7%
494	Elia System Operator SA/NV	20,213

	Canada 9.2%
1,095	Emera, Inc.	38,639
2,290	Enbridge, Inc.	89,447
1,591	Fortis, Inc.	54,264
1,889	TransCanada Corp.	85,967
331	Valener, Inc.	5,394
		273,711
	France 7.4%
834	Aeroports de Paris	66,512
1,852	Eutelsat Communications SA	59,534
3,444	SES SA - ADR	93,670
		219,716
	Germany 2.1%
820	Fraport AG Frankfurt Airport Services Worldwide	47,424
638	Hamburger Hafen und Logistik AG	16,561
		63,985
	Hong Kong 2.8%
10,008	Power Assets Holdings Ltd.	84,991

	Italy 9.2%
1,772	ACEA SpA	10,589
5,464	Atlantia SpA	84,820
13,073	Gemina SpA (a)	12,784
19,848	Snam SpA	87,994
2,009	Societa Iniziative Autostradali e Servizi SpA	16,123
16,933	Terna Rete Elettrica Nazionale SpA	63,103
		275,413
	Mexico 1.7%
3,531	Grupo Aeroportuario del Centro Norte SAB de CV	7,955
4,966	Grupo Aeroportuario del Pacifico SAB de CV - Class B	20,872
2,630	Grupo Aeroportuario del Sureste SAB de CV - Class B	23,191
		52,018
	Netherlands 2.5%
1,073	Koninklijke Vopak NV	75,341

	New Zealand 1.5%
10,822	Auckland International Airport Ltd.	23,500
8,376	Vector Ltd.	19,785
		43,285
	Spain 6.2%
6,137	Abertis Infraestructuras SA	90,298
2,129	Enagas SA	41,996
1,138	Red Electrica Corp. SA	53,955
		186,249
	Switzerland 0.7%
53	Flughafen Zuerich AG	21,752

	United Kingdom 8.2%
7,796	National Grid PLC	85,983
3,214	Pennon Group PLC	37,498
2,002	Severn Trent PLC	54,279
5,744	United Utilities Group PLC	66,412
		244,172
	United States 37.9%
174	ALLETE, Inc.	7,263
620	Alliant Energy Corp.	26,902
1,671	American Electric Power Co., Inc.	73,424
96	American States Water Co.	4,265
981	American Water Works Co., Inc.	36,356
718	Aqua America, Inc.	17,778
472	Atmos Energy Corp.	16,893
278	Avista Corp.	7,156
216	California Water Service Group	4,028
2,072	CenterPoint Energy, Inc.	44,134
81	CH Energy Group, Inc.	5,282
287	Cleco Corp.	12,048
1,512	Consolidated Edison, Inc.	90,554
804	DTE Energy Co.	48,192
1,143	Duke Energy Corp.	74,066
195	El Paso Electric Co.	6,679
666	Great Plains Energy, Inc.	14,825
241	IDACORP, Inc.	10,428
377	Integrys Energy Group, Inc.	19,679
264	ITC Holdings Corp.	19,953
112	MGE Energy, Inc.	5,935
1,351	NiSource, Inc.	34,423
876	Northeast Utilities	33,489
137	Northwest Natural Gas Co.	6,746
193	NorthWestern Corp.	6,992
1,153	NV Energy, Inc.	20,766
1,105	Pepco Holdings, Inc.	20,885
2,124	PG&E Corp.	90,630
375	Piedmont Natural Gas Co., Inc.	12,180
533	Pinnacle West Capital Corp.	28,142
422	PNM Resources, Inc.	8,875
369	Portland General Electric Co.	9,978
989	Questar Corp.	20,106
621	SCANA Corp.	29,976
46	SJW Corp.	1,167
235	Southwest Gas Corp.	10,387
1,050	TECO Energy, Inc.	18,627
215	The Empire District Electric Co.	4,633
1,595	The Southern Co.	73,514
263	UIL Holdings Corp.	9,431
177	UNS Energy Corp.	7,409
400	Vectren Corp.	11,440
549	Westar Energy, Inc.	16,283
1,094	Wisconsin Energy Corp.	41,211
2,427	Xcel Energy, Inc.	67,252
		1,130,382
	Total Common Stocks
	(Cost $2,732,489)	2,930,288

	CLOSED-END FUNDS 0.8%
	United Kingdom 0.8%
6,735	HICL Infrastructure Co. Ltd.	13,203
5,509	International Public Partnerships Ltd.	10,826
	Total Closed-End Funds
	(Cost $22,700)	24,029

	POOLED INVESTMENT VEHICLE 0.6%
	Australia 0.6%
5,505	Australian Infrastructure Fund	17,245
	Total Pooled Investment Vehicle
	(Cost $11,592)	17,245

	SHORT-TERM INVESTMENTS 3.8%
	Investment Company 3.8%
112,840	STIT-STIC Liquid Assets Portfolio - Institutional Class, 0.17%	112,840
	Total Short-Term Investments
	(Cost $112,840)	112,840

	Total Investments 103.3%
	(Cost $2,879,621)	3,084,402

	Liabilities in Excess of Other Assets (3.3)%	(97,603)

	TOTAL NET ASSETS 100.0%	$2,986,799

(a) Non-Income Producing.
ADR - American Depositary Receipt.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$2,879,621
Gross unrealized appreciation	214,172
Gross unrealized depreciation	(9,391)
Net unrealized appreciation	$204,781

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra HEXAM Emerging Markets Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 91.1%
	Brazil 14.7%
20,700	BRF - Brasil Foods SA	$354,828
28,200	Kroton Educacional SA (a)	484,223
67,800	OGX Petroleo e Gas Participacoes SA (a)	207,020
120,000	PDG Realty SA Empreendimentos e Participacoes	227,303
19,639	Petroleo Brasileiro SA - ADR	450,519
30,737	Tim Participacoes SA - ADR	590,765
47,469	Vale SA - ADR	849,695
		3,164,353
	China 17.1%
4,441	Baidu, Inc. - ADR (a)	518,798
302,288	BBMG Corp.	231,568
1,192,000	China Construction Bank Corp.	827,047
227,000	CNOOC Ltd.	465,473
63,000	Ping An Insurance (Group) Company of China Ltd.	476,112
879,000	Prince Frog International Holdings Ltd.	283,400
8,500	Qihoo 360 Technology Co. Ltd. - ADR (a)	187,425
15,009	WuXi PharmaTech Cayman, Inc. - ADR (a)	224,084
284,000	ZTE Corp.	455,628
		3,669,535
	Hong Kong 8.7%
282,000	China Unicom United Network Communications Group Co. Ltd.	462,602
1,285,000	Industrial & Commercial Bank of China	758,997
126,500	Kingboard Chemical Holdings Ltd.	303,768
698,213	Nine Dragons Paper Holdings Ltd.	351,175
		1,876,542
	Kazakhstan 5.1%
68,799	Kazakhmys PLC	769,347
136,023	Uranium One, Inc. (a)	325,149
		1,094,496
	Russian Federation 13.1%
73,236	Evraz PLC	291,634
38,473	Gazprom OAO - ADR	385,884
6,762	Lukoil OAO - ADR (a)	416,539
50,861	Magnitogorsk Iron & Steel Works - GDR (a)	233,961
18,784	NOMOS-BANK - GDR (a)	234,800
3,580	Novatek OAO - GDR	423,514
208,912	Sberbank of Russia	611,067
19,390	Sberbank of Russia - ADR	225,894
		2,823,293
	South Africa 4.8%
16,124	Anglo American PLC	473,094
4,525	Randgold Resources Ltd.	556,427
		1,029,521
	South Korea 22.5%
10,980	Hankook Tire Co. Ltd.	425,389
5,294	Hyundai Engineering & Construction Co., Ltd.	321,520
2,550	Hyundai Mobis	712,396
27,515	KB Financial Group, Inc.	982,834
2,302	LG Chem Ltd.	686,608
692	Samsung Electronics Co. Ltd.	838,052
1,658	Samsung Fire & Marine Insurance Co. Ltd.	356,535
25,670	SK Hynix, Inc.	525,444
		4,848,778
	Switzerland 1.6%
22,204	Xstrata PLC	343,313

	Zambia 3.5%
34,777	First Quantum Minerals Ltd.	741,103

	Total Common Stocks
	(Cost $22,816,863)	19,590,934

	PREFERRED STOCKS 6.3%
	Brazil 6.3%
41,584	Banco Bradesco SA - ADR	668,255
45,133	Itau Unibanco Holding SA - ADR	689,632
		1,357,887
	Total Preferred Stocks
	(Cost $1,696,815)	1,357,887

	SHORT-TERM INVESTMENTS 2.7%
	Investment Company 2.7%
584,482	Fidelity Institutional Money Market Portfolio, 0.17%	584,482
	Total Short-Term Investments
	(Cost $584,482)	584,482

	Total Investments 100.1%
	(Cost $25,098,160)	21,533,303

	Liabilities in Excess of Other Assets (0.1)%	(22,451)

	TOTAL NET ASSETS 100.0%	$21,510,852

(a) Non-Income Producing.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$25,098,160
Gross unrealized appreciation	905,598
Gross unrealized depreciation	(4,470,455)
Net unrealized appreciation	$(3,564,857)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Timpani Small Cap Growth Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 99.9%
	Consumer Discretionary 23.4%
1,000	Asbury Automotive Group, Inc. (a)	$27,950
482	Brunswick Corp.	10,908
379	Buffalo Wild Wings, Inc. (a)	32,495
1,705	Conn's, Inc. (a)	37,595
1,487	Francesca's Holdings Corp. (a)	45,696
679	Genesco, Inc. (a)	45,310
354	GNC Holdings, Inc.	13,795
2,805	Grand Canyon Education, Inc. (a)	66,002
3,069	LeapFrog Enterprises, Inc. (a)	27,682
1,812	Lithia Motors, Inc. - Class A	60,358
3,818	Multimedia Games Holdings Co., Inc. (a)	60,057
563	Polaris Industries, Inc.	45,530
310	Shoe Carnival, Inc.	7,294
3,917	Smith & Wesson Holding Corp. (a)	43,126
232	Sturm, Ruger & Company, Inc.	11,482
1,453	The Ryland Group, Inc.	43,590
550	Town Sports International Holdings, Inc. (a)	6,804
721	Ulta Salon, Cosmetics & Fragrance, Inc.	69,436
631	Vitamin Shoppe, Inc. (a)	36,800
		691,910
	Consumer Staples 0.7%
3,603	Inventure Foods, Inc. (a)	20,501

	Energy 5.0%
604	Approach Resources, Inc. (a)	18,199
126	Core Laboratories NV (b)	15,306
1,356	Hornbeck Offshore Services, Inc. (a)	49,697
689	Oasis Petroleum, Inc. (a)	20,305
951	Rosetta Resources, Inc. (a)	45,553
		149,060
	Financial Services 9.7%
195	Altisource Portfolio Solutions SA (a)(b)	16,819
471	Bankrate, Inc. (a)	7,338
1,530	CoreLogic, Inc. (a)	40,591
2,067	Homeowners Choice, Inc.	48,575
2,184	Market Leader, Inc. (a)	14,633
1,149	Texas Capital Bancshares, Inc. (a)	57,117
2,648	Tree.com, Inc. (a)	41,494
953	ViewPoint Financial Group, Inc.	18,269
384	WEX, Inc. (a)	26,772
407	Zillow, Inc. - Class A (a)	17,167
		288,775
	Health Care 20.3%
1,202	ABIOMED, Inc. (a)	25,230
1,020	Acadia Healthcare Company, Inc. (a)	24,327
510	Air Methods Corp. (a)	60,879
3,323	Akorn, Inc. (a)	43,930
716	Align Technology, Inc. (a)	26,470
3,527	Capital Senior Living Corp. (a)	51,036
556	Catamaran Corp. (a)	54,471
331	Cubist Pharmaceuticals, Inc. (a)	15,782
837	Cyberonics, Inc. (a)	43,876
1,876	Cynosure, Inc. - Class A (a)	49,488
1,370	HealthStream, Inc. (a)	38,990
977	Jazz Pharmaceuticals, Inc. (a)(b)	55,699
965	Novadaq Technologies, Inc. (a)(b)	9,978
1,512	Team Health Holdings, Inc. (a)	41,021
4,702	TearLab Corp. (a)	18,103
1,322	Vocera Communications, Inc. (a)	40,863
		600,143
	Materials & Processing 6.5%
2,209	American Vanguard Corp.	76,873
674	Beacon Roofing Supply, Inc. (a)	19,209
727	Eagle Materials, Inc.	33,631
481	Valmont Industries, Inc.	63,252
		192,965
	Producer Durables 13.9%
466	Allegiant Travel Co. (a)	29,526
645	Atlas Air Worldwide Holdings, Inc. (a)	33,301
470	CoStar Group, Inc. (a)	38,324
2,377	InnerWorkings, Inc. (a)	30,949
146	Lindsay Corp.	10,508
2,386	On Assignment, Inc. (a)	47,529
1,690	OSI Systems, Inc. (a)	131,549
1,239	Team, Inc. (a)	39,462
350	TransDigm Group, Inc. (a)	49,654
		410,802
	Technology 20.4%
741	Acacia Research Corp. (a)	20,311
1,245	Allot Communications Ltd. (a)(b)	33,017
502	Bottomline Technologies, Inc. (a)	12,394
3,592	Callidus Software, Inc. (a)	17,709
783	CommVault Systems, Inc. (a)	45,962
1,447	Datalink Corp. (a)	11,981
597	Demandware, Inc. (a)	18,955
1,011	Diodes, Inc. (a)	17,197
1,879	Ellie Mae, Inc. (a)	51,164
910	Fortinet, Inc. (a)	21,967
3,285	Guidance Software, Inc. (a)	36,989
1,488	magicJack VocalTec Ltd. (a)(b)	36,501
1,062	NeuStar, Inc. - Class A (a)	42,512
1,813	PROS Holdings, Inc. (a)	34,574
1,348	Radware Ltd. (a)(b)	48,555
1,149	Semtech Corp. (a)	28,897
576	Sourcefire, Inc. (a)	28,241
359	Stratasys, Inc. (a)	19,530
2,170	Synacor, Inc. (a)	16,449
1,420	Tangoe, Inc. (a)	18,645
665	Ultratech, Inc. (a)	20,868
1,220	Web.com Group, Inc. (a)	21,899
		604,317
	Total Common Stocks
	(Cost $2,367,793)	2,958,473

	SHORT-TERM INVESTMENTS 1.2%
	Investment Company 1.2%
35,219	STIT-STIC Prime Portfolio - Institutional Class, 0.08%	35,219
	Total Short-Term Investments
	(Cost $35,219)	35,219

	Total Investments 101.1%
	(Cost $2,403,012)	2,993,692

	Liabilities in Excess of Other Assets (1.1)%	(32,080)

	TOTAL NET ASSETS 100.0%	$2,961,612

(a) Non-Income Producing.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$2,403,012
Gross unrealized appreciation	626,859
Gross unrealized depreciation	(36,179)
Net unrealized appreciation	$590,680

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.7%
	Consumer Discretionary 20.3%
79,780	Aaron’s, Inc.	$2,218,682
334,921	Accuride Corp. (a)	1,560,732
98,484	ANN, Inc. (a)	3,715,801
80,893	Cabela's, Inc. (a)	4,423,229
63,254	Capella Education Co. (a)	2,217,685
49,147	Carter's, Inc. (a)	2,646,075
40,683	Coinstar, Inc. (a)	1,829,921
86,565	Domino's Pizza, Inc.	3,263,501
108,561	Ethan Allen Interiors, Inc.	2,379,657
63,306	Tenneco, Inc. (a)	1,772,568
70,123	The Cheesecake Factory, Inc.	2,506,897
28,412	Tractor Supply Co.	2,809,663
201,787	Zale Corp. (a)	1,392,330
		32,736,741
	Consumer Staples 4.2%
157,589	SunOpta, Inc. (a)(b)	1,006,994
44,899	TreeHouse Foods, Inc. (a)	2,357,198
58,183	United Natural Foods, Inc. (a)	3,400,796
		6,764,988
	Energy 5.2%
108,875	Bill Barrett Corp. (a)	2,696,834
82,178	Superior Energy Services, Inc. (a)	1,686,292
46,286	Whiting Petroleum Corp. (a)	2,193,031
327,938	Willbros Group, Inc. (a)	1,761,027
		8,337,184
	Financials 19.4%
40,784	Bank of Hawaii Corp.	1,860,566
84,146	Cedar Fair LP	2,816,367
68,841	Community Bank System, Inc.	1,940,628
67,255	Endurance Specialty Holdings Ltd. (b)	2,589,317
130,968	Glacier Bancorp, Inc.	2,040,481
406,064	MGIC Investment Corp. (a)	621,278
179,484	Old National Bancorp	2,442,777
137,565	PHH Corp. (a)	2,799,448
50,746	Prosperity Bancshares, Inc.	2,162,795
137,523	Selective Insurance Group, Inc.	2,611,562
68,106	The Hanover Insurance Group, Inc.	2,537,629
84,674	Walter Investment Management Corp. (a)	3,133,785
89,461	Webster Financial Corp.	2,120,226
34,357	Westamerica Bancorporation	1,616,497
		31,293,356
	Health Care 10.0%
77,691	Acadia Healthcare Company, Inc. (a)	1,852,930
29,907	Haemonetics Corp. (a)	2,398,541
44,666	LifePoint Hospitals, Inc. (a)	1,910,811
35,850	Magellan Health Services, Inc. (a)	1,850,219
167,891	Merit Medical Systems, Inc. (a)	2,506,613
75,923	PSS World Medical, Inc. (a)	1,729,526
85,650	U.S. Physical Therapy, Inc.	2,366,510
77,194	VCA Antech, Inc. (a)	1,523,038
		16,138,188
	Industrials 12.8%
82,925	Actuant Corp. - Class A	2,373,313
186,511	Commercial Vehicle Group, Inc. (a)	1,370,856
41,741	General Cable Corp. (a)	1,226,351
25,471	Genesee & Wyoming, Inc. (a)	1,702,991
99,761	Herman Miller, Inc.	1,939,354
117,422	Titan International, Inc.	2,073,673
107,863	TriMas Corp. (a)	2,600,577
82,299	United Rentals, Inc. (a)	2,692,000
58,225	United Stationers, Inc.	1,515,014
39,553	Westinghouse Air Brake Technologies Corp.	3,175,710
		20,669,839
	Information Technology 10.2%
63,811	Arbitron, Inc.	2,418,437
401,162	CIBER, Inc. (a)	1,392,032
229,904	Entegris, Inc. (a)	1,869,120
85,692	Fair Isaac Corp.	3,792,728
140,109	Fairchild Semiconductor International, Inc. (a)	1,838,230
184,697	Integrated Device Technology, Inc. (a)	1,086,018
107,946	Progress Software Corp. (a)	2,308,965
109,358	WMS Industries, Inc. (a)	1,791,284
		16,496,814
	Materials 5.6%
35,009	Acuity Brands, Inc.	2,215,720
46,622	Carpenter Technology Corp.	2,439,263
34,315	Compass Minerals International, Inc.	2,559,556
81,747	Intrepid Potash, Inc. (a)	1,755,925
		8,970,464

	Real Estate Investment Trust 8.7%
476,008	FelCor Lodging Trust, Inc. (a)	2,256,278
214,430	First Industrial Realty Trust, Inc. (a)	2,817,610
35,388	Mid-America Apartment Communities, Inc.	2,311,190
46,822	National Health Investors, Inc.	2,408,524
98,063	Sun Communities, Inc.	4,326,539
		14,120,141
	Utilities 1.3%
94,918	The Empire District Electric Co.	2,045,483

	Total Common Stocks
	(Cost $120,732,464)	157,573,198

	SHORT-TERM INVESTMENTS 3.1%
	Investment Company 3.1%
5,061,790	Fidelity Institutional Money Market Portfolio, 0.11%	5,061,790
	Total Short-Term Investments
	(Cost $5,061,790)	5,061,790

	Total Investments 100.8%
	(Cost $125,794,254)	162,634,988

	Liabilities in Excess of Other Assets (0.8)%	(1,250,679)

	TOTAL NET ASSETS 100.0%	$161,384,309

(a)	Non-Income Producing.
(b)	U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$125,794,254
Gross unrealized appreciation	44,202,863
Gross unrealized depreciation	(7,362,129)
Net unrealized appreciation	$36,840,734

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Phocas Small Cap Value Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 96.2%
	Consumer Discretionary 11.3%
1,416	ANN, Inc. (a)	$53,426
9,458	Belo Corp. - Class A	74,056
1,040	Bob Evans Farms, Inc.	40,695
721	Cracker Barrel Old Country Store, Inc.	48,386
2,939	Dana Holding Corp.	36,150
701	Group 1 Automotive, Inc.	42,221
871	Harman International Industries, Inc.	40,205
1,225	Helen of Troy Ltd. (a)(b)	38,992
2,812	Iconix Brand Group, Inc. (a)	51,291
1,390	Meredith Corp.	48,650
2,132	Perry Ellis International, Inc. (a)	47,011
4,664	Pier 1 Imports, Inc.	87,403
1,174	Rent-A-Center, Inc.	41,184
5,573	Scientific Games Corp. - Class A (a)	46,089
1,687	Steiner Leisure Ltd. (a)(b)	78,530
1,875	The Finish Line, Inc. - Class A	42,638
854	The Warnaco Group, Inc. (a)	44,322
1,255	Wolverine World Wide, Inc.	55,684
		916,933
	Consumer Staples 2.7%
4,769	Darling International, Inc. (a)	87,225
1,566	Snyders-Lance, Inc.	39,150
1,709	TreeHouse Foods, Inc. (a)	89,723
		216,098
	Energy 6.2%
2,736	Energy XXI (Bermuda) Ltd. (b)	95,623
6,572	Goodrich Petroleum Corp. (a)	83,070
2,174	Hornbeck Offshore Services, Inc. (a)	79,677
3,319	PDC Energy, Inc. (a)	104,980
3,918	Rex Energy Corp. (a)	52,305
4,179	Swift Energy Co. (a)	87,258
		502,913
	Financials 23.5%
3,727	American Equity Investment Life Holding Co.	43,345
5,513	Banco Latinoamericano de Comercio Exterior S.A. (b)	121,782
5,056	Banner Corp.	137,017
14,850	CNO Financial Group, Inc.	143,303
3,799	Columbia Banking System, Inc.	70,433
2,218	First Financial Bancorp	37,506
8,998	First Pactrust Bancorp, Inc.	112,565
3,093	First Republic Bank	106,585
10,267	Heritage Commerce Corp. (a)	71,253
1,812	IBERIABANK Corp.	82,990
11,848	ICG Group, Inc. (a)	120,376
5,019	Janus Capital Group, Inc.	47,379
4,630	National Financial Partners Corp. (a)	78,247
8,924	National Penn Bancshares, Inc.	81,298
1,750	Primerica, Inc.	50,120
2,978	Protective Life Corp.	78,053
2,626	Safeguard Scientifics, Inc. (a)	41,202
5,794	State Bank Financial Corp.	95,543
1,682	SVB Financial Group (a)	101,694
6,682	Washington Banking Co.	94,684
14,013	Wilshire Bancorp, Inc. (a)	88,282
2,968	Wintrust Financial Corp.	111,508
		1,915,165
	Health Care 5.8%
1,739	Emergent BioSolutions, Inc. (a)	24,711
2,254	Health Net, Inc. (a)	50,738
2,501	Orthofix International N.V. (a)(b)	111,920
1,601	Par Pharmaceutical Companies, Inc. (a)	80,018
1,540	Quality Systems, Inc.	28,567
3,251	ViroPharma, Inc. (a)	98,245
1,439	WellCare Health Plans, Inc. (a)	81,375
		475,574
	Industrials 13.0%
13,629	Aceto Corp.	128,794
2,363	Beacon Roofing Supply, Inc. (a)	67,346
1,232	Esterline Technologies Corp. (a)	69,165
1,998	Huron Consulting Group, Inc. (a)	69,570
1,494	Kansas City Southern	113,215
2,041	MYR Group, Inc. (a)	40,718
1,840	Spirit Airlines, Inc. (a)	31,427
3,209	Tetra Tech, Inc. (a)	84,268
1,719	Timken Co.	63,878
2,543	Titan Machinery, Inc. (a)	51,572
2,396	Trinity Industries, Inc.	71,808
1,336	Triumph Group, Inc.	83,540
1,357	UniFirst Corp.	90,634
1,569	URS Corp.	55,402
1,641	Werner Enterprises, Inc.	35,068
		1,056,405
	Information Technology 11.7%
5,420	Arris Group, Inc. (a)	69,322
8,607	Compuware Corp. (a)	85,295
2,910	Ebix, Inc.	68,705
5,696	Emulex Corp. (a)	41,068
1,945	Euronet Worldwide, Inc. (a)	36,547
9,603	Fairchild Semiconductor International, Inc. - Class A (a)	125,991
895	Itron, Inc. (a)	38,619
2,711	JDA Software Group, Inc. (a)	86,156
1,206	Measurement Specialties, Inc. (a)	39,774
6,049	Microsemi Corp. (a)	121,403
2,544	Plexus Corp. (a)	77,058
2,945	Progress Software Corp. (a)	62,994
3,045	SYNNEX Corp. (a)	99,206
		952,138
	Materials 4.3%
1,302	Ashland, Inc.	93,223
5,541	Calgon Carbon Corp. (a)	79,292
2,971	Materion Corp.	70,710
2,948	Sensient Technologies Corp.	108,368
		351,593
	Real Estate Investment Trusts 11.3%
4,017	Acadia Realty Trust	99,702
1,297	Alexandria Real Estate Equities, Inc.	95,356
1,638	American Campus Communities, Inc.	71,876
3,338	Colonial Properties Trust	70,265
2,776	CoreSite Realty Corp.	74,785
6,460	CubeSmart	83,140
756	EastGroup Properties, Inc.	40,219
3,806	First Potomac Realty Trust	49,021
1,612	Kilroy Realty Corp.	72,185
1,606	LaSalle Hotel Properties	42,864
3,510	Sabra Health Care REIT, Inc.	70,235
12,436	Strategic Hotels & Resorts, Inc. (a)	74,740
1,773	Sun Communities, Inc.	78,225
		922,613
	Utilities 6.4%
2,418	American Water Works Co., Inc.	89,611
2,036	Atmos Energy Corp.	72,869
2,376	Black Hills Corp.	84,514
2,325	Great Plains Energy, Inc.	51,754
1,243	Laclede Group, Inc.	53,449
2,081	NorthWestern Corp.	75,395
1,814	Portland General Electric Co.	49,051
2,123	The Empire District Electric Co.	45,751
		522,394
	Total Common Stocks
	(Cost $5,951,656)	7,831,826

	CLOSED-END FUNDS 1.6%
	Financials 1.6%
4,941	Ares Capital Corp.	84,689
3,797	Prospect Capital Corp.	43,741
	Total Closed-End Funds
	(Cost $81,997)	128,430

	Total Investments 97.8%
	(Cost $6,033,653)	7,960,256

	Other Assets in Excess of Liabilities 2.2%	177,660

	TOTAL NET ASSETS 100.0%	$8,137,916

(a) Non-Income Producing
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$6,033,653
Gross unrealized appreciation	2,057,700
Gross unrealized depreciation	(131,097)
Net unrealized appreciation	$1,926,603

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Lockwell Small Cap Value Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 95.4%
	Consumer Discretionary 10.3%
1,705	AFC Enterprises, Inc. (a)	$41,942
550	Ascent Capital Group, Inc. - Class A (a)	29,706
7,970	Denny's Corp. (a)	38,655
1,700	Fiesta Restaurant Group, Inc. (a)	26,979
850	Hanesbrands, Inc. (a)	27,098
1,235	Hillenbrand, Inc.	22,465
1,465	Pier 1 Imports, Inc.	27,454
2,285	Shuffle Master, Inc. (a)	36,126
835	Tenneco, Inc. (a)	23,380
		273,805
	Consumer Staples 3.3%
1,078	Ingredion, Inc.	59,462
1,150	Snyder's-Lance, Inc.	28,750
		88,212
	Energy 2.0%
2,400	Goodrich Petroleum Corp. (a)	30,336
1,060	Superior Energy Services, Inc. (a)	21,751
		52,087
	Financials 21.3%
1,110	Alterra Capital Holdings Ltd. (b)	26,573
1,083	AmTrust Financial Services, Inc.	27,746
880	Argo Group International Holdings Ltd. (b)	28,503
1,660	Capitol Federal Financial, Inc.	19,854
7,480	CNO Financial Group, Inc.	72,183
1,170	Eagle Bancorp, Inc. (a)	19,562
1,470	Employers Holdings, Inc.	26,945
560	Greenhill & Co., Inc.	28,980
935	MB Financial, Inc.	18,466
1,380	Northwest Bancshares, Inc.	16,877
1,600	Ocwen Financial Corp. (a)	43,856
2,375	Oriental Financial Group, Inc. (b)	24,985
1,255	Oritani Financial Corp.	18,888
715	Platinum Underwriters Holdings Ltd. (b)	29,222
600	ProAssurance Corp.	54,264
3,560	Provident New York Bancorp	33,500
1,175	State Bank Financial Corp.	19,376
1,465	ViewPoint Financial Group	28,084
2,055	Walker & Dunlop, Inc. (a)	31,585
		569,449
	Health Care 5.0%
4,140	HealthSouth Corp. (a)	99,608
1,165	U.S. Physical Therapy, Inc.	32,189
		131,797
	Industrials 21.7%
4,195	ACCO Brands Corp. (a)	27,226
1,155	Actuant Corp. - Class A	33,056
1,055	Aegion Corp. (a)	20,214
5,335	AerCap Holdings NV (a) (b)	66,688
1,250	Belden, Inc.	46,100
1,820	Celadon Group, Inc.	29,247
855	Curtiss-Wright Corp.	27,959
1,160	Forward Air Corp.	35,275
1,040	G&K Services, Inc. - Class A	32,562
906	HEICO Corp. - Class A	27,642
660	Hub Group, Inc. - Class A (a)	19,589
1,075	ICF International, Inc. (a)	21,608
1,330	Insperity, Inc.	33,555
1,655	ITT Corp.	33,348
603	Moog, Inc. - Class A	22,836
1,100	Quanex Building Products Corp.	20,724
310	Snap-on, Inc.	22,280
525	Triumph Group, Inc.	32,829
1,020	United Stationers, Inc.	26,540
		579,278
	Information Technology 17.4%
960	ACI Worldwide, Inc. (a)	40,569
1,235	ADTRAN, Inc.	21,341
2,625	Compuware Corp. (a)	26,014
2,655	EarthLink, Inc.	18,904
2,025	GSI Group, Inc. (a)	18,043
3,300	Intermec, Inc. (a)	20,493
1,590	MAXIMUS, Inc.	94,955
1,150	Microsemi Corp. (a)	23,081
645	NeuStar, Inc. - Class A (a)	25,819
725	Plantronics, Inc.	25,614
4,001	Radisys Corp. (a)	14,404
325	Rogers Corp. (a)	13,767
2,065	Sapient Corp. (a)	22,013
770	ScanSource, Inc. (a)	24,655
1,430	Verint Systems, Inc. (a)	39,239
945	Zebra Technologies Corp. (a)	35,475
		464,386
	Materials 8.2%
805	A. Schulman, Inc.	19,175
560	Cytec Industries, Inc.	36,691
1,500	HB Fuller Co.	46,020
830	Innophos Holdings, Inc.	40,247
1,300	Materion Corp.	30,940
650	Rock-Tenn Co. - Class A	46,917
		219,990
	Real Estate Investment Trust 2.0%
1,235	Agree Realty Corp.	31,480
915	Pebblebrook Hotel Trust	21,402
		52,882
	Utilities 4.2%
490	ALLETE, Inc.	20,453
510	Cleco Corp.	21,410
705	El Paso Electric Co.	24,145
655	NorthWestern Corp.	23,731
745	UGI Corp.	23,654
		113,393
	Total Common Stocks
	(Cost $2,315,459)	2,545,279

	SHORT-TERM INVESTMENTS 4.5%
	Investment Company 4.5%
120,427	STIT-STIC Liquid Assets Portfolio - Institutional Class, 0.17%	120,427
	Total Short-Term Investments
	(Cost $120,427)	120,427

	Total Investments 99.9%
	(Cost $2,435,886)	2,665,706

	Assets in Excess of Other Liabilities 0.1%	3,299

	TOTAL NET ASSETS 100.0%	$2,669,005

(a)	Non-Income Producing.
(b)	U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$2,435,886
Gross unrealized appreciation	312,758
Gross unrealized depreciation	(82,938)
Net unrealized appreciation	$229,820

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and evaluated dealer bid quotations. Shares of underlying mutual funds are valued at their respective NAVs. Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges, including participatory notes, generally are valued at the last sale price of such securities on their respective exchange. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontegra SAM Global Equity, Frontegra MFG Global Equity, Frontegra MFG Core Infrastructure and Frontegra HEXAM Emerging Markets Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the
Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

SAM Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$19,823,648	$-	$-	$19,823,648
Preferred Stocks	246,230	-	-	246,230
Total Equity	20,069,878	-	-	20,069,878
Short-Term Investments	540,424	-	-	540,424
Total Investments in Securities	$20,610,302	$-	$-	$20,610,302

MFG Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$116,083,319	$-	$-	$116,083,319
Total Equity	116,083,319	-	-	116,083,319
Short-Term Investments	1,872,540	-	-	1,872,540
Total Investments in Securities	$117,955,859	$-	$-	$117,955,859

MFG Core Infrastructure

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$2,930,288	$-	$-	$2,930,288
Closed-End Funds	24,029	-	-	24,029
Pooled Investment Vehicle	17,245	-	-	17,245
Total Equity	2,971,562	-	-	2,971,562
Short-Term Investments	112,840	-	-	112,840
Total Investments in Securities	$3,084,402	$-	$-	$3,084,402

HEXAM Emerging Markets

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$19,165,545	$425,389	$-	$19,590,934
Preferred Stocks	1,357,887	-	-	1,357,887
Total Equity	20,523,432	425,389	-	20,948,821
Short-Term Investments	584,482	-	-	584,482
Total Investments in Securities	$21,107,914	$425,389	$-	$21,533,303

Timpani Small Cap Growth

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$2,958,473	$-	$-	$2,958,473
Total Equity	2,958,473	-	-	2,958,473
Short-Term Investments	35,219	-	-	35,219
Total Investments in Securities	$2,993,692	$-	$-	$2,993,692

Netols Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$143,453,057	$-	$-	$143,453,057
Real Estate Investment Trusts	14,120,141	-	-	14,120,141
Total Equity	157,573,198	-	-	157,573,198
Short-Term Investments	5,061,790	-	-	5,061,790
Total Investments in Securities	$162,634,988	$-	$-	$162,634,988

Phocas Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$6,909,213	$-	$-	$6,909,213
Closed End Funds	128,430	-	-	128,430
Real Estate Investment Trusts	922,613	-	-	922,613
Total Equity	7,960,256	-	-	7,960,256
Total Investments in Securities	$7,960,256	$-	$-	$7,960,256

Lockwell Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$2,492,397	$-	$-	$2,492,397
Real Estate Investment Trusts	52,882	-	-	52,882
Total Equity	2,545,279	-	-	2,545,279
Short-Term Investments	120,427	-	-	120,427
Total Investments in Securities	$2,665,706	$-	$-	$2,665,706

(a) See Fund's Schedule of Investments for sector or country classifications

	SAM Global Equity	MFG Global Equity	MFG Core Infrastructure	HEXAM Emerging Markets
Transfers into Level 1	$8,900,132	$26,448,722	$1,473,799	$15,741,331
Transfers out of Level 2	$(8,900,132)	$(26,448,722)	$(1,473,799)	$(15,741,331)
Net transfers	$-	$-	$-	$-

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days which systematic fair valuation is used, non-US dollar denominated securities move from Level 1 to a Level 2 classification.  At June 30, 2012, securities in the SAM Global Equity, MFG Global Equity, MFG Core Infrastructure and HEXAM Emerging Markets Funds were adjusted using systematic fair valuation.  At September 30, 2012, securities in the SAM Global Equity, MFG Global Equity, MFG Core Infrastructure and HEXAM Emerging Markets Funds were not adjusted using systematic fair valuation resulting in a Level 1 classification. There were no transfers into or out of Level 1, Level 2 or Level 3 in the Timpani Small Cap Growth Fund, Netols Small Cap Value Fund, Phocas Small Cap Value Fund and Lockwell Small Cap Value Fund.  It is the Funds’ policy to record transfers at the end of the reporting period.

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2012, or for any other tax years which are open for exam. As of September 30, 2012, open tax years include the tax years ended June 30, 2009 through 2012 and the current fiscal year.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

 At June 30, 2012, the Funds’ most recent fiscal year end, the Funds had the following capital loss carryforwards available, which may be utilized to offset any net realized capital gains:

Date of Expiration	Netols Small Cap Value	Phocas Small Cap Value
2017	$-	$2,652,152
2018	927,876	-
Total	$927,876	$2,652,152

At June 30, 2012, the HEXAM Emerging Markets Fund and Timpani Small Cap Growth Fund had short-term capital loss carryforwards that will not expire of $951,691and 338,941, respectively.

SAM Global Equity Fund, MFG Global Equity Fund, MFG Core Infrastructure Fund and Lockwell Small Cap Value Fund do not have any capital loss carryforwards as of June 30, 2012.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By  /s/ William D. Forsyth III
 William D. Forsyth III, President and Secretary
 (Principal Executive Officer)

Date     November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ William D. Forsyth III
 William D. Forsyth III, President and Secretary

Date     November 16, 2012

By  /s/ Elyce D. Dilworth
Elyce D. Dilworth, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date     November 16, 2012